Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2019
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Arin Large Cap Theta Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVOLX
Arin Large Cap Theta Fund | Advisor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AVOAX